Deferred income tax assets/(liabilities) - Gross movement on deferred income tax account is as follows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gross movement on deferred income tax accounts
Deferred tax liability (asset) at beginning of period	¥ 76,929	¥ 61,163
Disposal of subsidiaries (Note 30)		(6)
Credited to consolidated statement of comprehensive income	(23,371)	16,136
Translation adjustment	2	(364)
Deferred tax liability (asset) at end of period	53,560	76,929
Deferred income tax assets
Balance at the beginning	76,938	61,163
Disposal of subsidiaries (Note 28)		(6)
Credited to consolidated statement of comprehensive income	(23,380)	16,145
Translation adjustment	2	(364)
Balance at the end	53,560	76,938
Deferred income tax liabilities
Balance at the beginning	9
Credited to consolidated statement of comprehensive income	9	(9)
Balance at the end		(9)
Tax losses
Deferred income tax assets
Balance at the beginning	76,572	60,002
Disposal of subsidiaries (Note 28)		(6)
Credited to consolidated statement of comprehensive income	(23,309)	16,940
Translation adjustment	2	(364)
Balance at the end	53,265	76,572
Medical licenses and tradenames
Deferred income tax liabilities
Balance at the beginning	9
Credited to consolidated statement of comprehensive income	9	(9)
Balance at the end		(9)
Others
Deferred income tax assets
Balance at the beginning	366	1,161
Credited to consolidated statement of comprehensive income	(71)	(795)
Balance at the end	295	366
Deferred income tax liabilities
Balance at the beginning	¥ 9
Balance at the end		¥ (9)